Inventories, Net - Schedule of Inventory Consisted (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory Consisted [Abstract]
Goods in transit	$ 788,031	$ 2,406,357
Finished goods	6,218,207	7,087,294
Less: allowance of obsolete inventories	(1,059,225)	(1,152,055)
Inventories, net	$ 5,947,014	$ 8,341,596